Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net Income (Loss) Before Income Taxes	$ (250,588)	$ 6,131	$ 10,624
Statutory U.S Income Tax Rate	21.00%
Effective Income Tax Rate Reconciliation, Amount
Income tax expense (benefit), at statutory U.S. federal rate	$ (52,623)
State and local taxes	(674)
Goodwill impairment	30,658
Change in fair value of warrant liabilities	(3,081)
Noncontrolling interests in loss of consolidated subsidiaries	18,390
Business Combination compensation expense	3,662
Other	164
Income tax benefit (expense)	$ (3,504)
Effective Income Tax Rate Reconciliation, Percent
Income tax expense (benefit), at statutory U.S. federal rate	21.00%
State and local taxes	0.30%
Goodwill impairment	(12.20%)
Change in fair value of warrant liabilities	1.20%
Noncontrolling interests in loss of consolidated subsidiaries	(7.30%)
Business Combination compensation expense	(1.50%)
Other	(0.10%)
Effective tax rate	1.40%